Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues:
Subscription	$ 64,886	$ 33,191	$ 141,640	$ 76,331	$ 79,191	$ 40,078	$ 17,841
Professional services and other	8,489	4,753	26,910	12,563	13,450	3,251	1,474
Total revenues	73,375	37,944	168,550	88,894	92,641	43,329	19,315
Cost of revenues:
Subscription	15,073	6,096	43,182	15,538	15,311	6,378	3,140
Professional services and other	12,850	6,778	28,519	15,095	16,264	9,812	4,711
Total cost of revenues	27,923	12,874	71,701	30,633	31,575	16,190	7,851
Gross profit	45,452	25,070	96,849	58,261	61,066	27,139	11,464
Operating expenses:
Sales and marketing	32,501	13,728	74,356	34,375	34,123	19,334	8,499
Research and development	7,030	2,758	26,098	7,003	7,004	7,194	2,433
General and administrative	10,084	3,417	24,441	10,471	9,379	28,810	6,363
Total operating expenses	49,615	19,903	124,895	51,849	50,506	55,338	17,295
Income (loss) from operations	(4,163)	5,167	(28,046)	6,412	10,560	(28,199)	(5,831)
Interest and other income (expense), net	(1,446)	289	1,148	(412)	606	(1,226)	(27)
Income (loss) before provision for income taxes	(5,609)	5,456	(26,898)	6,000	11,166	(29,425)	(5,858)
Provision for income taxes	1,075	653	519	852	1,336	280	48
Net income (loss)	(6,684)	4,803	(27,417)	5,148	9,830	(29,705)	(5,906)
Net income (loss) per share attributable to common stockholders:
Basic	$ (0.33)	$ 0.04	$ (0.49)	$ 0.05	$ 0.09	$ (1.31)	$ (0.17)
Diluted	$ (0.33)	$ 0.04	$ (0.49)	$ 0.04	$ 0.08	$ (1.31)	$ (0.17)
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders:
Basic	21,104,219	17,156,445	57,089,411	19,695,440	18,163,977	23,157,576	39,039,066
Diluted	21,104,219	27,622,357	57,089,411	30,612,539	28,095,486	23,157,576	39,039,066
Other comprehensive income (loss), before tax:
Foreign currency translation and remeasurement adjustments	807	(49)	(479)	439	167	(43)	50
Unrealized loss on short-term investments			(34)
Provision for (benefit from) income taxes	26	(14)	60	48	57	(15)	18
Other comprehensive income (loss), net of tax	781	(35)	(573)	391	110	(28)	32
Comprehensive income (loss)	$ (5,903)	$ 4,768	$ (27,990)	$ 5,539	$ 9,940	$ (29,733)	$ (5,874)